Intangible Assets, net - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 14, 2022 EUR (€)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 EUR (€)
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets | $	$ 182	$ 190	$ 203
Weighted average amortization period	9 years 2 months 12 days
Discontinued Operations, Disposed of by Sale | Lis Holding S.p.A.,
Indefinite-lived Intangible Assets [Line Items]
Reduction in net book value of intangible assets | €				€ 12
Minimum
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 years
Maximum
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years
iSoftBet
Indefinite-lived Intangible Assets [Line Items]
Intangible assets					$ 58	€ 59
Computer software
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets | $	$ 22	$ 23	$ 26
Developed technologies
Indefinite-lived Intangible Assets [Line Items]
Weighted average amortization period	6 years 1 month 6 days
Developed technologies | Minimum
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Developed technologies | Maximum
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years
Developed technologies | iSoftBet
Indefinite-lived Intangible Assets [Line Items]
Intangible assets | €						51
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Weighted average amortization period	15 years 6 months
Customer relationships | Minimum
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Customer relationships | Maximum
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years
Customer relationships | iSoftBet
Indefinite-lived Intangible Assets [Line Items]
Intangible assets | €						€ 8
Intellectual Property
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived License Agreements | $	$ 75